Other Intangible Assets	12 Months Ended
Jul. 01, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Other Intangible Assets
The following table summarizes the activity related to the carrying amount of goodwill:

Carrying Amount
(in millions)
Balance at June 27, 2014	$2,559
Goodwill recorded in connection with acquisitions	207
Balance at July 3, 2015	2,766
Goodwill recorded in connection with acquisitions	7,183
Foreign currency translation adjustment	2
Balance at July 1, 2016	$9,951

The following tables present intangible assets as of July 1, 2016 and July 3, 2015:

	July 1, 2016
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)	(in millions)
Existing technology	3	$2,008	$632	$1,376
Trade names and trademarks	7	645	45	600
Customer relationships	6	628	157	471
Other	2	219	96	123
Leasehold interests	31	39	10	29
Total finite intangible assets		3,539	940	2,599
In-process research and development		2,435	—	2,435
Total intangible assets		$5,974	$940	$5,034

	July 3, 2015
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)	(in millions)
Existing technology	5	$638	$471	$167
Customer relationships	4	152	126	26
Other	3	74	68	6
Leasehold interests	31	39	11	28
Total finite intangible assets		903	676	227
In-process research and development		105	—	105
Total intangible assets		$1,008	$676	$332

Intangible assets are amortized over the estimated useful lives based on the pattern in which the economic benefits are expected to be received. Amortization expense for intangible assets was $266 million, $171 million and $213 million for 2016, 2015 and 2014, respectively. During 2016, 2015 and 2014, the Company recorded $36 million, $39 million and $53 million of impairment charges related to intangible assets, respectively, which are recorded in the employee termination, asset impairment and other charges within the Company’s consolidated statements of income. The impairment charges primarily relate to acquired IPR&D projects that were abandoned and resulted in full impairment.
The following table presents estimated future amortization expense for intangible assets currently subject to amortization:

July 1, 2016
(in millions)
2017	$912
2018	670
2019	377
2020	167
2021	161
2022 and thereafter	312
Future amortization expense	$2,599